PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel Expenses Details Abstract
Salaries	$ 518	$ 305	$ 277
Employer contributions	48	31	30
Short-term employee benefits	49	18	18
Stock-based compensation	3,883	6,072	9,071
Total	$ 4,428	$ 6,426	$ 9,397